Schedule of Fair Value of Warrants to Additional Paid in Capital (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair value, Total	$ 9,376,904	$ 48,822,907
Percent of Total Fair Value, Total	100.00%	100.00%
Amount Allocated, Total	$ 3,999,480	$ 25,000,000
Common Stock [Member]
Fair value, Total	$ 3,999,480	$ 25,000,000
Percent of Total Fair Value, Total	42.70%	51.20%
Amount Allocated, Total	$ 1,707,778	$ 12,800,000
Common Stock Purchase Warrants [Member]
Fair value, Total		$ 23,822,907
Percent of Total Fair Value, Total		48.80%
Amount Allocated, Total		$ 12,200,000